Restricted net assets (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 111,376	$ 60,494	$ 10,669	$ 42,311
Term deposits	281,513	152,190
Short-term investments	216,146	98,411
Prepayments and other current assets	24,131	9,110
Total current assets	640,762	324,497
Non-current assets:
Long-term prepayments	21,027	2,352
Total non-current assets	63,170	8,844
Total assets	703,932	333,341
Current liabilities:
Accrued expenses and other current liabilities	13,071	8,055
Total current liabilities	196,615	113,058
Total liabilities	196,615	113,058
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.00001 par value, 5,000,000,000 and 5,000,000,000 (including 4,800,000,000 Class A and 200,000,000 Class B) shares authorized, 158,876,693 (including 27,064,706 Class A and 131,811,987 Class B) and 176,375,211 (including 101,574,732 Class A and 74,800,479 Class B) shares issued and outstanding as of December 31, 2013 and 2014, respectively)	2	2
Additional paid-in capital	624,381	359,276
Accumulated deficit	(115,775)	(138,419)
Accumulated other comprehensive loss	(1,291)	(576)
Total shareholders' equity/(deficit)	507,317	220,283	(152,064)	(113,306)
Total liabilities and shareholders' equity	703,932	333,341
Parent Company [Member]
Current assets:
Cash and cash equivalents	42,959	40,835	963	26,500
Term deposits	281,513	152,190
Amounts due from related parties	8,889
Prepayments and other current assets	2,530	456
Total current assets	335,891	193,481
Non-current assets:
Receivable from subsidiaries	23,000
Investments in subsidiaries and VIE	149,070	27,031
Total non-current assets	172,070	27,031
Total assets	507,961	220,512
Current liabilities:
Accrued expenses and other current liabilities	644	229
Total current liabilities	644	229
Total liabilities	644	229
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.00001 par value, 5,000,000,000 and 5,000,000,000 (including 4,800,000,000 Class A and 200,000,000 Class B) shares authorized, 158,876,693 (including 27,064,706 Class A and 131,811,987 Class B) and 176,375,211 (including 101,574,732 Class A and 74,800,479 Class B) shares issued and outstanding as of December 31, 2013 and 2014, respectively)	2	2
Additional paid-in capital	624,381	359,276
Accumulated deficit	(115,775)	(138,419)
Accumulated other comprehensive loss	(1,291)	(576)
Total shareholders' equity/(deficit)	507,317	220,283
Total liabilities and shareholders' equity	$ 507,961	$ 220,512